Document and Entity Information	Jul. 15, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 15, 2024
Entity Registrant Name	PLIANT THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39303
Entity Tax Identification Number	47-4272481
Entity Address Address Line 1	331 Oyster Point Blvd
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080
City Area Code	650
Local Phone Number	481-6770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PLRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001746473
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	260 Littlefield Avenue
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080